Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events

19. Subsequent events

In first quarter of 2026, the Group has drawn down several short-term borrowings in aggregation amounting to RMB113,818,669, which apply weighted average fixed rate at 3.25%.

In the first quarter of 2026, the Group has declared a semi-annual dividend of US$0.28 per ADS (approximately US$0.0467 per ordinary share). The dividend will be payable on or about May 20, 2026, to shareholders of record as of the close of business on April 30, 2026.